Related parties - Transactions with related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions with related parties
Net operating revenue	$ 797	$ 872	$ 868
Cost and operating expenses	(976)	(1,781)	(2,308)
Financial result	(20)	19
Joint Ventures
Transactions with related parties
Net operating revenue	372	374	352
Cost and operating expenses	(951)	(1,749)	(2,269)
Financial result	27	49	115
Associates
Transactions with related parties
Net operating revenue	240	294	309
Cost and operating expenses	(25)	(32)	(39)
Financial result	2	(1)
Major Stockholders
Transactions with related parties
Net operating revenue	185	204	207
Financial result	$ (49)	$ (29)	$ (115)